RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Advanced for working capital	$ 72,009		$ 278,715
Due to related parties	68,397
Chief executive officer
Related Party Transaction [Line Items]
Advanced for working capital	$ 68,397	$ 920,660